Prepayments	12 Months Ended
Dec. 31, 2022
Prepayments [Abstract]
Prepayments

Note 6 – Prepayments

Prepayments consist of the following:

	December 31, 2022	December 31, 2021
Prepayments
Prepayment - subcontracting	$1,569,781	$4,420,242
Prepayment - fuel	212,047	277,666
Prepayment - insurance	92,630	102,188
Prepayment - parts and others	54,544	183,999
Prepayment - salaries	306,192	436,847
Prepayment - legal	222,556	52,996
Prepayment - telecommunication services expenses	544,306	-
Prepayment - car services	4,279,810	-
Prepayment - vehicles	57,995	-
Total prepayments	$7,339,861	$5,473,938